CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended		72 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Operating expenses, related party	$ 53	$ 450	$ 1,103